Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 09, 2017
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Hartford Schroders Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGMVX
Hartford Schroders Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBBCX
Hartford Schroders Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGMNX
Hartford Schroders Income Builder Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBBRX
Hartford Schroders Income Builder Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBBSX
Hartford Schroders Income Builder Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBBTX
Hartford Schroders Income Builder Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBBYX
Hartford Schroders Income Builder Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMGRX
Hartford Schroders Income Builder Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBBFX
Hartford Schroders Income Builder Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBBLX